Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Issued Capital
b) Issued

Shareholders’ capital	Common Shares	Amount
Balance, January 1, 2020	73,011,488	$2,186.7
Issued pursuant to equity compensation plans (1)	504,737	0.3

Balance, December 31, 2020	73,516,225	$2,187.0
Issued pursuant to equity compensation plans (1)	1,356,610	2.6
Equity issue	5,880,681	25.9
Share issue costs	—	(1.7)

Balance, December 31, 2021	80,753,516	$2,213.8

(1)	Upon vesting or exercise of equity awards, the net benefit is recorded as a reduction of other reserves and an increase to shareholders’ capital.

Summary of Other Reserves

	Year ended December 31
Other Reserves	2021	2020
Balance, beginning of year	$103.6	$101.8
Share-based compensation expense	2.3	2.1
Net benefit on options exercised (1)	(2.7)	(0.3)

Balance, end of year	$103.2	$103.6

(1)	Upon exercise of awards, the net benefit is recorded as a reduction of other reserves and an increase to shareholders’ capital.